Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	EII REALTY SECURITIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001054556
Document Creation Date	dei_DocumentCreationDate	Jan. 21, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 21, 2015
Prospectus Date	rr_ProspectusDate	Jan. 20, 2015